Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying amount [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	$ 87,421	$ 150,340	$ 142,687
Carrying amount [Member] | DTF/IBR [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	67,970	105,039	91,443
Carrying amount [Member] | Libor [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	19,451	45,301	51,244
+1% [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	88,296	151,843	144,113
+1% [Member] | DTF/IBR [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	68,650	106,089	92,357
+1% [Member] | Libor [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	19,646	45,754	51,756
-1% [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	86,546	148,837	141,261
-1% [Member] | DTF/IBR [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	67,290	103,989	90,529
-1% [Member] | Libor [Member]
Financial Instruments (Details) - Schedule of sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates [Line Items]
Total	$ 19,256	$ 44,848	$ 50,732